Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	649,578,941.87	30,858
Yield Supplement Overcollateralization Amount 10/31/22	21,340,426.81	0
Receivables Balance 10/31/22	670,919,368.68	30,858
Principal Payments	23,813,230.59	530
Defaulted Receivables	708,712.35	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	20,261,957.40	0
Pool Balance at 11/30/22	626,135,468.34	30,303

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.04%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	7,655,556.30	292
Past Due 61-90 days	2,405,690.97	90
Past Due 91-120 days	481,415.28	22
Past Due 121+ days	0.00	0
Total	10,542,662.55	404

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	309,501.31
Aggregate Net Losses/(Gains) - November 2022	399,211.04
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.71%
Prior Net Losses/(Gains) Ratio	0.80%
Second Prior Net Losses/(Gains) Ratio	0.03%
Third Prior Net Losses/(Gains) Ratio	0.57%
Four Month Average	0.53%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	7,200,557.89
Actual Overcollateralization	7,200,557.89
Weighted Average Contract Rate	4.19%
Weighted Average Contract Rate, Yield Adjusted	5.89%
Weighted Average Remaining Term	52.61

Flow of Funds	$ Amount
Collections	26,434,404.99
Investment Earnings on Cash Accounts	18,071.72
Servicing Fee	(559,099.47)
Transfer to Collection Account	-
Available Funds	25,893,377.24

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	754,721.17
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	2,043,315.70
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,200,557.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,882,924.98

Total Distributions of Available Funds	25,893,377.24

Servicing Fee	559,099.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	642,108,784.04
Principal Paid	23,173,873.59
Note Balance @ 12/15/22	618,934,910.45

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	215,378,784.04
Principal Paid	23,173,873.59
Note Balance @ 12/15/22	192,204,910.45
Note Factor @ 12/15/22	62.8572537%

Class A-3
Note Balance @ 11/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	305,780,000.00
Note Factor @ 12/15/22	100.0000000%

Class A-4
Note Balance @ 11/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	79,150,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	27,870,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	13,930,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	836,578.67
Total Principal Paid	23,173,873.59
Total Paid	24,010,452.26

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	206,404.67
Principal Paid	23,173,873.59
Total Paid to A-2 Holders	23,380,278.26

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9029354
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0120059
Total Distribution Amount	25.9149413

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.6750104
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	75.7860998
Total A-2 Distribution Amount	76.4611102

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	88.17
Noteholders' Third Priority Principal Distributable Amount	601.11
Noteholders' Principal Distributable Amount	310.72

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	2,322,098.97
Investment Earnings	6,800.75
Investment Earnings Paid	(6,800.75)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,586,258.47	$6,837,155.78	$5,152,340.90
Number of Extensions	192	240	176
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.98%	0.71%